Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Auditor Location	Toronto, Canada
Auditor Opinion [Text Block]

Opinion on Internal Control over Financial Reporting

We have audited the internal control over financial reporting of Telesat Corporation and subsidiaries (the “Company”) as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). In our opinion, because of the effect of the material weakness identified below on the achievement of the objectives of the control criteria, the Company has not maintained effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by COSO.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated financial statements as of and for the year ended December 31, 2025, of the Company and our report dated March 16, 2026, expressed an unqualified opinion on those financial statements and included an explanatory paragraph regarding the Company’s going concern assumption